Performance Management	Jul. 25, 2025
Buffalo Blue Chip Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Blue Chip Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Blue Chip Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Blue Chip Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 5.89%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 24.25%
Worst Quarter: June 30, 2022 = -19.47%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Blue Chip Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Blue Chip Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Blue Chip Growth Fund | Buffalo Blue Chip Growth Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	5.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Buffalo Early Stage Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Early Stage Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Early Stage Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Early Stage Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = -4.04%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 40.64%
Worst Quarter: March 31, 2020 = -25.33%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Early Stage Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Early Stage Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Early Stage Growth Fund | Buffalo Early Stage Growth Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	(4.04%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	40.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Buffalo Flexible Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Flexible Allocation Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Flexible Allocation Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 5.18%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 17.00%
Worst Quarter: March 31, 2020 = -24.32%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Flexible Allocation Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Flexible Allocation Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Flexible Allocation Fund | Buffalo Flexible Allocation Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	5.18%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Buffalo Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 4.33%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 24.48%
Worst Quarter: June 30, 2022 = -21.02%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Growth Fund | Buffalo Growth Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	4.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Buffalo Growth & Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Growth & Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Growth & Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Growth & Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 2.65%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 19.93%
Worst Quarter: March 31, 2020 = -20.35%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Growth & Income Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Growth & Income Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Growth & Income Fund | Buffalo Growth & Income Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	2.65%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Buffalo High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 3.07%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 10.00%
Worst Quarter: March 31, 2020 = -12.52%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the High Yield Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the High Yield Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo High Yield Fund | Buffalo High Yield Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	3.07%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Buffalo International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the International Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the International Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the International Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 17.48%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 18.82%
Worst Quarter: March 31, 2020 = -19.78%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the International Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the International Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo International Fund | Buffalo International Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	17.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Buffalo Mid Cap Discovery Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Mid Cap Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Mid Cap Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Mid Cap Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 3.68%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 23.84%
Worst Quarter: June 30, 2022 = -21.37%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Mid Cap Discovery Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Mid Cap Discovery Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Mid Cap Discovery Fund | Buffalo Mid Cap Discovery Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	3.68%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Buffalo Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = 4.84%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 22.66%
Worst Quarter: June 30, 2022 = -21.67%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Market Index Changed
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Mid Cap Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Mid Cap Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Mid Cap Growth Fund | Buffalo Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	4.84%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.67%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Buffalo Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The performance information provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index. The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://buffalofunds.com/overview/#Performance or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Performance Additional Market Index [Text]	The performance information provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad measure of market performance and the returns of an additional index.
Bar Chart [Heading]	Investor Class Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]
Calendar Year-to-Date Return – Investor Class (through June 30, 2025) = -2.28%

Best and Worst Quarterly Performance (during periods shown above):
Best Quarter: June 30, 2020 = 43.88%
Worst Quarter: December 31, 2018 = -24.60%

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who own the Small Cap Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Small Cap Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://buffalofunds.com/overview/#Performance
Performance Availability Phone [Text]	1-800-492-8332
Buffalo Small Cap Growth Fund | Buffalo Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Return
Bar Chart, Year to Date Return	2.28%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	43.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.60%)
Lowest Quarterly Return, Date	Dec. 31, 2018